Summary of Significant Accounting Policies - Reconciliation of Operating Lease Liabiltiies at Initial Application of IFRS 16 (Details) - USD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of initial application of standards or interpretations [line items]
Operating lease commitments at December 31, 2018			$ 1,643.7
Incremental borrowing rate (weighted average)	4.60%
Lease liabilities	$ 1,496.4		0.0
Right-of-use assets	1,020.6	$ 1,051.4	0.0
Finance lease receivables	$ 375.9		0.0
IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Short-term and low value leases		(22.7)
Extension and termination options		138.8
Lease commitments to be recognized under IFRS 16		$ 1,759.8
Incremental borrowing rate (weighted average)		4.80%
Present value of lease commitments recognized under IFRS 16		$ 1,446.8
Finance lease obligations at December 31, 2018 and other		51.2
Lease liabilities		1,498.0
Right-of-use assets		1,051.4
Finance lease receivables		369.0
Insurance and reinsurance companies
Disclosure of initial application of standards or interpretations [line items]
Operating lease commitments at December 31, 2018			540.2
Incremental borrowing rate (weighted average)	4.60%
Lease liabilities	$ 434.3		0.0
Right-of-use assets	385.4	418.9	0.0
Finance lease receivables	$ 8.8		0.0
Insurance and reinsurance companies | IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Short-term and low value leases		(2.0)
Extension and termination options		32.3
Lease commitments to be recognized under IFRS 16		$ 570.5
Incremental borrowing rate (weighted average)		4.20%
Present value of lease commitments recognized under IFRS 16		$ 454.4
Finance lease obligations at December 31, 2018 and other		1.1
Lease liabilities		455.5
Right-of-use assets		418.9
Finance lease receivables		5.6
Non-insurance companies
Disclosure of initial application of standards or interpretations [line items]
Operating lease commitments at December 31, 2018			1,103.5
Incremental borrowing rate (weighted average)	4.60%
Lease liabilities	$ 1,062.1		0.0
Right-of-use assets	635.2	632.5	0.0
Finance lease receivables	$ 367.1		$ 0.0
Non-insurance companies | IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Short-term and low value leases		(20.7)
Extension and termination options		106.5
Lease commitments to be recognized under IFRS 16		$ 1,189.3
Incremental borrowing rate (weighted average)		5.10%
Present value of lease commitments recognized under IFRS 16		$ 992.4
Finance lease obligations at December 31, 2018 and other		50.1
Lease liabilities		1,042.5
Right-of-use assets		632.5
Finance lease receivables		$ 363.4